ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exchange Rate [Line Items]
Israeli CPI Points	219.80	220.20	219.80
Israeli CPI Points, Change in period	(0.2)	1.8	1.6
US Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.889	3.471	3.733
Exchange rate, Change in period	12.20%	(7.02%)	(2.30%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.7246	4.7819	4.9206
Exchange rate, Change in period	(1.20%)	(2.82%)	(0.35%)